UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_3/31/07________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  5/11/07
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 148

Form 13F Information Table Value Total: $  540,331
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102     1510    38294 SH       SOLE                    38294
                                                               821    20822 SH       OTHER   1,2,3                    20822
Abbott Laboratories            COM              002824100     1257    22520 SH       SOLE                    22520
                                                                28      500 SH       OTHER                              500
Abercrombie & Fitch ClA        COM              002896207      607     8015 SH       SOLE                     8015
                                                               211     2790 SH       OTHER   1,2,3                     2790
Aeroflex Inc                   COM              007768104      266    20245 SH       SOLE                    20245
                                                               139    10590 SH       OTHER   1,2,3                    10590
Allstate Corp                  COM              020002101      309     5150 SH       SOLE                     5150
                                                               610    10161 SH       OTHER   1,2,3                    10161
Amer. Int'l Group              COM              026874107      354     5270 SH       SOLE                     5270
                                                              1983    29494 SH       OTHER   1,2,3                    29494
Amgen Inc                      COM              031162100     1098    19654 SH       SOLE                    19654
                                                               612    10948 SH       OTHER   1,2,3                    10948
Anadarko Petroleum             COM              032511107     3054    71055 SH       SOLE                    71055
                                                              1205    28040 SH       OTHER   1,2,3                    28040
Asyst Technology Cp            COM              04648X107      243    34605 SH       SOLE                    34605
                                                                91    12980 SH       OTHER   1,2,3                    12980
Avon Products Inc              COM              054303102      145     3900 SH       SOLE                     3900
                                                                71     1900 SH       OTHER   1,2,3                     1900
BN Santa Fe                    COM              12189T104     2149    26719 SH       SOLE                    26719
                                                              1543    19182 SH       OTHER   1,2,3                    19182
Bank Amer Corp                 COM              060505104     3080    60378 SH       SOLE                    60378
                                                              1619    31742 SH       OTHER   1,2,3                    31742
Cephalon Inc                   COM              156708109      409     5750 SH       SOLE                     5750
                                                               140     1960 SH       OTHER   1,2,3                     1960
Chevron Corp                   COM              166764100     1683    22754 SH       SOLE                    22754
                                                              1188    16067 SH       OTHER   1,2,3                    16067
Cimarex Energy Co              COM              171798101      236     6365 SH       SOLE                     6365
                                                                 7      200 SH       OTHER   1,2,3                      200
Citigroup Inc                  COM              172967101     1997    38904 SH       SOLE                    38904
                                                              2079    40495 SH       OTHER   1,2,3                    40495
Clear Channel Comm.            COM              184502102     1671    47693 SH       SOLE                    47693
                                                              1241    35428 SH       OTHER   1,2,3                    35428
Comcast Corp New Cl A          COM              20030N101     1109    42744 SH       SOLE                    42744
                                                               941    36265 SH       OTHER   1,2,3                    36265
ConocoPhillips                 COM              20825c104     7203   105382 SH       SOLE                   105382
                                                              4983    72907 SH       OTHER   1,2,3                    72907
Cooper Tire & Rubber           COM              216831107     3211   175568 SH       SOLE                   175568
                                                              2235   122203 SH       OTHER   1,2,3                   122203
Cost Plus Inc California       COM              221485105     1397   139713 SH       SOLE                   139713
                                                               888    88840 SH       OTHER   1,2,3                    88840
Delphi Automotive              COM              247126105       35    11925 SH       SOLE                    11925
Dollar Tree Stores             COM              256747106     2361    61740 SH       SOLE                    61740
                                                              1312    34300 SH       OTHER   1,2,3                    34300
Encana Corp                    COM              292505104      197     3900 SH       SOLE                     3900
                                                               132     2600 SH       OTHER   1,2,3                     2600
Erie Indemnity Co. Class B     COM              29530P201   296356     2340 SH       OTHER                             2340
Fannie Mae                     COM              313586109     5454    99928 SH       SOLE                    99928
                                                              3465    63482 SH       OTHER   1,2,3                    63482
Freddie Mac                    COM              313400301      208     3500 SH       SOLE                     3500
                                                                 9      149 SH       OTHER                              149
Genesis Microchip Inc          COM              37184C103     1125   121070 SH       SOLE                   121070
                                                               247    26630 SH       OTHER   1,2,3                    26630
Georgia Gulf Corp              COM              373200203     1025    63260 SH       SOLE                    63260
                                                               771    47555 SH       OTHER   1,2,3                    47555
Goldman Sachs                  COM              38141G104     4087    19779 SH       SOLE                    19779
                                                              3478    16834 SH       OTHER   1,2,3                    16834
Hlth Mgt Assoc Cl A            COM              421933102     1101   101284 SH       SOLE                   101284
                                                               726    66831 SH       OTHER   1,2,3                    66831
Home Depot Inc                 COM              437076102      254     6900 SH       SOLE                     6900
                                                              1418    38600 SH       OTHER   1,2,3                    38600
Intel Corp                     COM              458140100     1353    70735 SH       SOLE                    70735
                                                              1085    56730 SH       OTHER   1,2,3                    56730
J P Morgan Chase               COM              46625H100     1987    41078 SH       SOLE                    41078
                                                              1926    39801 SH       OTHER   1,2,3                    39801
Johnson & Johnson              COM              478160104     2154    35741 SH       SOLE                    35741
                                                              1644    27280 SH       OTHER   1,2,3                    27280
Kindred Healthcare Inc         COM              494580103      324     9895 SH       SOLE                     9895
Kohl's Corp                    COM              500255104     4540    59261 SH       SOLE                    59261
                                                              3819    49850 SH       OTHER   1,2,3                    49850
Lehman Brothers                COM              524908100     2429    34669 SH       SOLE                    34669
                                                              1762    25151 SH       OTHER   1,2,3                    25151
Lilly Eli & Co                 COM              532457108     1134    21120 SH       SOLE                    21120
                                                               260     4850 SH       OTHER   1,2,3                     4850
Louisiana Pacific Corp         COM              546347105     1561    77822 SH       SOLE                    77822
                                                              1105    55093 SH       OTHER   1,2,3                    55093
Lowe's Companies Inc           COM              548661107     1071    34023 SH       SOLE                    34023
                                                               871    27666 SH       OTHER   1,2,3                    27666
Merrill Lynch                  COM              590188108     2080    25471 SH       SOLE                    25471
                                                              1648    20179 SH       OTHER   1,2,3                    20179
Micron Technology Inc          COM              595112103     1029    85150 SH       SOLE                    85150
                                                               512    42369 SH       OTHER   1,2,3                    42369
National City Corp             COM              635405103     1494    40112 SH       SOLE                    40112
                                                              1064    28568 SH       OTHER   1,2,3                    28568
Norfolk Southern               COM              655844108     4954    97903 SH       SOLE                    97903
                                                              3053    60335 SH       OTHER   1,2,3                    60335
OSI Restaurant Partners        COM              67104A101     1641    41535 SH       SOLE                    41535
                                                              1617    40925 SH       OTHER   1,2,3                    40925
Omnivision Technologies        COM              682128103     1486   114665 SH       SOLE                   114665
                                                               804    62000 SH       OTHER   1,2,3                    62000
Pfizer Inc                     COM              717081103     3330   131821 SH       SOLE                   131821
                                                              1783    70594 SH       OTHER   1,2,3                    70594
Photronics Inc                 COM              719405102     2980   191661 SH       SOLE                   191661
                                                              2182   140312 SH       OTHER   1,2,3                   140312
Plantronics Inc New            COM              727493108      182     7710 SH       SOLE                     7710
                                                               118     4995 SH       OTHER   1,2,3                     4995
Seagate Tech Hldgs             COM              G7945J104      209     8960 SH       SOLE                     8960
Sky Financial Group            COM              83080P103      160     5963 SH       SOLE                     5963
                                                                59     2208 SH       OTHER   1,2,3                     2208
Smithfield Foods Inc           COM              832248108     3673   122625 SH       SOLE                   122625
                                                              3217   107410 SH       OTHER   1,2,3                   107410
Southwest Airlines Co          COM              844741108      837    56957 SH       SOLE                    56957
                                                               430    29271 SH       OTHER   1,2,3                    29271
Sovereign Bancorp Inc          COM              845905108       29     1155 SH       SOLE                     1155
                                                               403    15825 SH       OTHER                            15825
Suntrust Banks Inc             COM              867914103     1182    14240 SH       SOLE                    14240
                                                              1014    12210 SH       OTHER   1,2,3                    12210
The Southern Company           COM              842587107      904    24655 SH       SOLE                    24655
                                                               793    21640 SH       OTHER   1,2,3                    21640
Unum Group                     COM              91529Y106      710    30821 SH       SOLE                    30821
                                                               674    29278 SH       OTHER   1,2,3                    29278
Verizon Comm                   COM              92343V104     3032    79948 SH       SOLE                    79948
                                                              1682    44348 SH       OTHER   1,2,3                    44348
Wachovia Corp - New            COM              929903102     1900    34507 SH       SOLE                    34507
                                                              1514    27498 SH       OTHER   1,2,3                    27498
Wal-Mart Stores Inc            COM              931142103     2709    57707 SH       SOLE                    57707
                                                              1488    31683 SH       OTHER   1,2,3                    31683
Washington Mutual Inc          COM              939322103      285     7065 SH       SOLE                     7065
                                                                80     1980 SH       OTHER   1,2,3                     1980
Watson Pharmaceuticals         COM              942683103     5145   194649 SH       SOLE                   194649
                                                              3139   118761 SH       OTHER   1,2,3                   118761
Weyerhaeuser Co                COM              962166104      109     1455 SH       SOLE                     1455
                                                                93     1245 SH       OTHER   1,2,3                     1245
Wyeth                          COM              983024100      465     9300 SH       SOLE                     9300
                                                               986    19700 SH       OTHER   1,2,3                    19700
Zale Corporation               COM              988858106     1607    60910 SH       SOLE                    60910
                                                               617    23380 SH       OTHER   1,2,3                    23380
ADR BP PLC                     ADR              055622104      311     4800 SH       SOLE                     4800
ADR Deutsche Telekom           ADR              251566105      611    36946 SH       OTHER                            36946
ADR Royal Dutch Shell Plc Spon ADR              780259206     1148    17313 SH       SOLE                    17313
Midcap SPDR Trust Ser 1                         595635103      592 3832.000000SH     SOLE              3832.000000
Powershares ETF Trust Dyn Semc                  73935X781      354 20000.000000SH    SOLE             20000.000000
Powershares QQQ Trust                           73935A104      836 19200.000000SH    SOLE             19200.000000
SPDR Trust Series 1                             78462F103     5733 40376.000000SH    SOLE             40376.000000
Vanguard Total Stock Market VI                  922908769     2126 15025.000000SH    SOLE             15025.000000
iShares Russel 2000                             464287655      422 5309.000000SH     SOLE              5309.000000
iShares Lehman 1-3 Yr Tsy Bd F                  464287457     2886    35874 SH       SOLE                    35874
                                                                10      126 SH       OTHER                              126
iShares Lehman Aggregate Bond                   464287226     1228    12244 SH       SOLE                    12244
Ishares Inc Msci Japan                          464286848     3153   216400 SH       SOLE                   216400
Ishares MSCI EAFE Grw Idx                       464288885     1337    18708 SH       SOLE                    18708
Vanguard Intl Eqty Idx Emr Mkt                  922042858     2012    25510 SH       SOLE                    25510
iShares MSCI EAFE Index Fund                    464287465    32215   422435 SH       SOLE                   422435
                                                               175     2289 SH       OTHER                             2289
iShares MSCI EMRG Index Fund                    464287234     3365    28888 SH       SOLE                    28888
                                                                16      140 SH       OTHER                              140
iShares MSCI Taiwan                             464286731     2287   164030 SH       SOLE                   164030